INTEREST PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
SCHEDULE OF INTEREST PAYABLE

Interest payable consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Interest payable for Convertible Promissory Note	343,151	410,548
Interest payable for Filecoin borrowed as initial pledge for Filecoin mining business	75,854	12,583
Total interest payable	419,005	423,131